Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information Line Items
Entity Registrant Name	Telesat Canada
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001465191
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity File Number	333-159793-01
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity Incorporation, State or Country Code	A6
Entity Interactive Data Current	Yes
Common Stock
Document Information Line Items
Entity Common Stock, Shares Outstanding	74,252,460
Director Voting Preferred Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	1,000
Non-Voting Participating Preferred Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	38,508,117
Voting Participating Preferred Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	7,034,444